Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	FundCertify CPA Professional Corporation
Auditor Firm ID	7189
Auditor Location	Cary, North Carolina
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of PTL Limited (the “Company”) and its subsidiaries (the “Group”) as of December 31, 2025 and the related consolidated statements of operations and comprehensive income, consolidated statements of changes in shareholders’ equity, and consolidated statements of cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.